Average Annual Total Returns - Class A B C R and IS Shares - Federated Hermes Kaufmann Fund	A 1 Year	A 5 Years	A 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	R Return After Taxes on Distributions 1 Year	R Return After Taxes on Distributions 5 Years	R Return After Taxes on Distributions 10 Years	R Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R Return After Taxes on Distributions and Sale of Fund Shares 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	Russell Midcap® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years		Russell Midcap® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Mid-Cap Growth Funds Average 1 Year		Morningstar Mid-Cap Growth Funds Average 5 Years		Morningstar Mid-Cap Growth Funds Average 10 Years
Total	25.63%	12.68%	12.83%	26.93%	13.16%	13.00%	31.27%	13.36%	12.85%	32.81%	13.93%	13.46%	29.42%	10.78%	10.99%	21.76%	10.47%	10.59%	33.88%	14.33%	13.63%	35.47%	[1]	11.60%	[1]	14.24%	[1]	32.52%	[2]	10.45%	[2]	12.79%	[2]

[1]	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Russell Midcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The Russell Midcap® Growth Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.